29 Provisions for Legal Claims and Contingent Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	R$ 1,606,713		R$ 1,664,773
Provision for litigations, additions	278,349		345,765
Provision for litigations, reversals	(121,856)		(81,651)
Construction cost, additions/(rev.)	(7,075)		9,521
Additions to assets	5,869		8,121
Discharges	(172,025)		(367,548)
Transfers/others	(34,271)	[1]	27,732
Provisions for legal claims, ending	1,555,704		1,606,713
Tax [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	175,790		157,097
Provision for litigations, additions	50,813		9,148
Provision for litigations, reversals	(49,381)		(16,884)
Construction cost, additions/(rev.)
Additions to assets
Discharges	(244)		(1,258)
Transfers/others	(3,105)	[1]	27,687
Provisions for legal claims, ending	173,873		175,790
Tax [member] | Cofins [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	104,284		102,603
Provision for litigations, additions	2,864		4,307
Provision for litigations, reversals			(2,626)
Construction cost, additions/(rev.)
Additions to assets
Discharges
Transfers/others		[1]
Provisions for legal claims, ending	107,148		104,284
Tax [member] | Others [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	71,506		54,494
Provision for litigations, additions	47,949		4,841
Provision for litigations, reversals	(49,381)		(14,258)
Construction cost, additions/(rev.)
Additions to assets
Discharges	(244)		(1,258)
Transfers/others	(3,105)	[1]	27,687
Provisions for legal claims, ending	66,725		71,506
Labors [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	673,062		612,782
Provision for litigations, additions	102,315		194,550
Provision for litigations, reversals	(4,297)		(23)
Construction cost, additions/(rev.)
Additions to assets
Discharges	(145,228)		(134,247)
Transfers/others	(29,604)	[1]
Provisions for legal claims, ending	596,248		673,062
Employee Benefits [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	86,297		85,199
Provision for litigations, additions	11,439		27,426
Provision for litigations, reversals	(43,524)		(18,747)
Construction cost, additions/(rev.)
Additions to assets
Discharges	(783)		(7,581)
Transfers/others	(1,028)	[1]
Provisions for legal claims, ending	52,401		86,297
Civil [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	591,756		736,222
Provision for litigations, additions	102,827		106,715
Provision for litigations, reversals	(23,621)		(45,451)
Construction cost, additions/(rev.)	(7,075)		9,521
Additions to assets	5,869		8,121
Discharges	(24,739)		(223,417)
Transfers/others	(534)	[1]	45
Provisions for legal claims, ending	644,483		591,756
Civil [member] | Civil And Administrative Claims [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	336,962		492,934
Provision for litigations, additions	94,500		101,438
Provision for litigations, reversals	(20,581)		(36,271)
Construction cost, additions/(rev.)
Additions to assets
Discharges	(22,452)		(221,139)
Transfers/others	(534)	[1]
Provisions for legal claims, ending	387,895		336,962
Civil [member] | Easements [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	127,010		118,147
Provision for litigations, additions	286		711
Provision for litigations, reversals	(543)		(3,470)
Construction cost, additions/(rev.)	(13,748)		12,456
Additions to assets	667		1,012
Discharges	(2,119)		(1,891)
Transfers/others		[1]	45
Provisions for legal claims, ending	111,553		127,010
Civil [member] | Expropriations And Property [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	118,757		116,401
Provision for litigations, additions	4,634		2,844
Provision for litigations, reversals	(1,217)		(4,501)
Construction cost, additions/(rev.)	6,673		(2,935)
Additions to assets	5,202		7,109
Discharges	(161)		(161)
Transfers/others		[1]
Provisions for legal claims, ending	133,888		118,757
Civil [member] | Customers [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	4,956		5,209
Provision for litigations, additions	299		390
Provision for litigations, reversals	(1,275)		(643)
Construction cost, additions/(rev.)
Additions to assets
Discharges	(7)
Transfers/others		[1]
Provisions for legal claims, ending	3,973		4,956
Civil [member] | Environmental [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	4,071		3,531
Provision for litigations, additions	3,108		1,332
Provision for litigations, reversals	(5)		(226)
Construction cost, additions/(rev.)
Additions to assets
Discharges			(566)
Transfers/others		[1]
Provisions for legal claims, ending	7,174		4,071
Regulatory [member]
DisclosureOfProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	79,808		73,473
Provision for litigations, additions	10,955		7,926
Provision for litigations, reversals	(1,033)		(546)
Construction cost, additions/(rev.)
Additions to assets
Discharges	(1,031)		(1,045)
Transfers/others		[1]
Provisions for legal claims, ending	R$ 88,699		R$ 79,808

[1]	Reclassification mainly to Liabilities associated with assets classified as held for sale (Note 40).